Voyage and Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Voyage Expenses [Abstract]
Bunkers	$ 20	$ 80	$ 165
Commissions (including $705, $1,008 and $1,037 respectively, to related party)	1,589	1,568	1,152
Total	1,609	1,648	1,317
Commissions, related party	1,037	1,008	705
Vessel Operating Expenses [Abstract]
Crew wages and related costs	11,898	11,881	11,066
Insurance	1,670	1,577	1,026
Repairs and maintenance (including $17, $37 and $42 respectively, to related party)	1,138	1,592	747
Spares and consumable stores	3,538	3,339	2,530
Registration and taxes (Note 13)	283	239	310
Total	18,527	18,628	15,679
Repairs and maintenance, related party	$ 42	$ 37	$ 17